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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

May 2, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  New England Variable Life Separate Account
     File No. 333-46401 (Enterprise Executive Advantage)
     Rule 497(j) Certification
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Commissioners:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Prospectus Supplement and Statement of Additional Information ("SAI") being used for Enterprise Executive Advantage variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus, Prospectus Supplement and the SAI for that product contained in the Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on April 25, 2012.

If you have any questions, please contact me at (617) 578-4796.

Sincerely,

/s/ Paula J. Minella
Paula J. Minella, Esq.
Counsel
Metropolitan Life Insurance Company